Small Company Growth Portfolio
Schedule of Investments (unaudited)
As of March 31, 2022
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.0%)
Communication Services (3.7%)
*	Ziff Davis Inc.	230,201	22,279
*	Cargurus Inc.	301,149	12,787
*	ZipRecruiter Inc. Class A	433,669	9,966
*	Yelp Inc. Class A	115,519	3,940
*	Playtika Holding Corp.	139,695	2,700
*	Iridium Communications Inc.	62,563	2,523
	Nexstar Media Group Inc. Class A	10,247	1,931
*	Clear Channel Outdoor Holdings Inc.	532,431	1,842
	Sinclair Broadcast Group Inc. Class A	40,613	1,138
*	Vimeo Inc.	93,649	1,113
*	Skillz Inc. Class A	279,933	840
*	Cars.com Inc.	46,828	676
*	IDT Corp. Class B	12,352	421
*	Gogo Inc.	15,635	298
	Cogent Communications Holdings Inc.	3,911	259
*	Magnite Inc.	17,796	235
*	Globalstar Inc.	139,792	205
*	Cinemark Holdings Inc.	10,562	183
*	Consolidated Communications Holdings Inc.	27,951	165
*	fuboTV Inc.	7,026	46
			63,547
Consumer Discretionary (15.5%)
*	Skechers USA Inc. Class A	593,694	24,199
*	frontdoor Inc.	727,489	21,716
*	Sally Beauty Holdings Inc.	1,187,761	18,565
	Hanesbrands Inc.	1,065,184	15,861
*	Grand Canyon Education Inc.	124,687	12,108
	Shutterstock Inc.	87,233	8,120
*	Fox Factory Holding Corp.	67,926	6,653
*	Farfetch Ltd. Class A	411,556	6,223
*	Under Armour Inc. Class C	394,237	6,134
	Texas Roadhouse Inc. Class A	68,452	5,731
*	2U Inc.	418,352	5,556
*,1	Sportradar Holding AG Class A	329,230	5,478
	Churchill Downs Inc.	24,484	5,430
*	Canada Goose Holdings Inc.	188,550	4,964
	Williams-Sonoma Inc.	32,896	4,770
	Carter's Inc.	49,494	4,553
*	Dave & Buster's Entertainment Inc.	91,064	4,471
	Polaris Inc.	38,817	4,088
	Signet Jewelers Ltd.	55,935	4,066
	Oxford Industries Inc.	44,120	3,993

		Shares	Market Value ($000)
	Boyd Gaming Corp.	58,054	3,819
	PulteGroup Inc.	88,925	3,726
*	SeaWorld Entertainment Inc.	48,182	3,587
	Toll Brothers Inc.	72,162	3,393
*	Six Flags Entertainment Corp.	73,595	3,201
	Tapestry Inc.	86,053	3,197
*	Scientific Games Corp. Class A	51,776	3,042
	Buckle Inc.	81,312	2,687
*	Crocs Inc.	34,575	2,642
*	Skyline Champion Corp.	47,339	2,598
	Columbia Sportswear Co.	27,468	2,487
*	Tri Pointe Homes Inc.	118,346	2,376
*	WW International Inc.	207,887	2,127
*	Brinker International Inc.	54,032	2,062
*	GameStop Corp. Class A	12,293	2,048
*	Vroom Inc.	753,748	2,005
	Tempur Sealy International Inc.	70,507	1,969
*	Stride Inc.	53,251	1,935
	Winnebago Industries Inc.	34,713	1,876
	Pool Corp.	4,387	1,855
*	Perdoceo Education Corp.	158,802	1,823
*	Floor & Decor Holdings Inc. Class A	21,541	1,745
*	Everi Holdings Inc.	73,248	1,538
*	Overstock.com Inc.	34,033	1,498
	Hibbett Inc.	32,564	1,444
*	Abercrombie & Fitch Co. Class A	43,673	1,397
	Dine Brands Global Inc.	17,862	1,392
	Shoe Carnival Inc.	46,747	1,363
*	Citi Trends Inc.	41,173	1,261
	Caleres Inc.	61,841	1,195
*	Master Craft Boat Holdings Inc.	47,519	1,169
*	American Axle & Manufacturing Holdings Inc.	148,281	1,151
	Wendy's Co.	51,643	1,135
*	Revolve Group Inc.	20,813	1,117
	Patrick Industries Inc.	17,771	1,072
	Travel + Leisure Co.	16,515	957
	Red Rock Resorts Inc. Class A	19,424	943
*	YETI Holdings Inc.	15,588	935
*	Asbury Automotive Group Inc.	5,619	900
	Carriage Services Inc. Class A	16,479	879
	Academy Sports & Outdoors Inc.	21,353	841
*	Liquidity Services Inc.	48,034	822
*	Five Below Inc.	4,970	787
*	Children's Place Inc.	15,615	770
	Ruth's Hospitality Group Inc.	33,083	757
	Papa John's International Inc.	7,075	745
*	RH	2,226	726
*	Quotient Technology Inc.	112,282	716
*	Chegg Inc.	19,529	708
*	Golden Entertainment Inc.	12,090	702
*	Deckers Outdoor Corp.	2,528	692
*	Modine Manufacturing Co.	75,621	681
	Standard Motor Products Inc.	15,780	681
*	Vivint Smart Home Inc.	92,195	623
*	Duluth Holdings Inc. Class B	50,613	619
	Century Communities Inc.	11,421	612
*	Mister Car Wash Inc.	34,725	514
*	XPEL Inc.	9,498	500

		Shares	Market Value ($000)
*	Stitch Fix Inc. Class A	41,715	420
*	Party City Holdco Inc.	112,597	403
*	Chico's FAS Inc.	80,045	384
*	Boot Barn Holdings Inc.	3,916	371
*	Penn National Gaming Inc.	6,888	292
*,1	Torrid Holdings Inc.	44,029	267
*	Cavco Industries Inc.	894	215
	RCI Hospitality Holdings Inc.	3,358	206
*,1	QuantumScape Corp. Class A	10,029	200
*	MarineMax Inc.	4,786	193
*	Neogames SA	12,029	186
	Winmark Corp.	824	181
*	Visteon Corp.	1,476	161
*	Noodles & Co. Class A	21,624	129
			266,329
Consumer Staples (1.5%)
	Coca-Cola Consolidated Inc.	10,181	5,059
	John B Sanfilippo & Son Inc.	46,120	3,848
*	BJ's Wholesale Club Holdings Inc.	56,518	3,821
*	Darling Ingredients Inc.	40,194	3,231
*	United Natural Foods Inc.	50,064	2,070
*	Herbalife Nutrition Ltd.	58,607	1,779
	Medifast Inc.	9,347	1,596
	Vector Group Ltd.	131,511	1,583
*	USANA Health Sciences Inc.	16,410	1,304
*	Central Garden & Pet Co. Class A	24,475	998
*	Pilgrim's Pride Corp.	7,282	183
*	Celsius Holdings Inc.	3,197	177
			25,649
Energy (1.5%)
	Ovintiv Inc. (XNYS)	97,406	5,267
*	Southwestern Energy Co.	712,331	5,108
	Texas Pacific Land Corp.	2,750	3,718
*	Kosmos Energy Ltd.	254,475	1,830
*	Callon Petroleum Co.	27,115	1,602
*	Talos Energy Inc.	82,093	1,296
*	Laredo Petroleum Inc.	14,813	1,172
*	Denbury Inc.	14,748	1,159
	Diamondback Energy Inc.	8,128	1,114
*	Earthstone Energy Inc. Class A	72,920	921
	Matador Resources Co.	12,915	684
*	Par Pacific Holdings Inc.	49,967	651
	Riley Exploration Permian Inc.	13,450	337
*	NexTier Oilfield Solutions Inc.	23,284	215
	Kinetik Holdings Inc. Class A	2,567	167
			25,241
Financials (4.3%)
	LPL Financial Holdings Inc.	68,379	12,491
	WisdomTree Investments Inc.	1,427,313	8,378
	Bank OZK	122,281	5,221
	Synovus Financial Corp.	100,275	4,913
	Kinsale Capital Group Inc.	21,449	4,891
	SLM Corp.	251,752	4,622
	Virtus Investment Partners Inc.	18,381	4,411
	Moelis & Co. Class A	75,798	3,559
	Everest Re Group Ltd.	10,028	3,022
*	Upstart Holdings Inc.	21,836	2,382

		Shares	Market Value ($000)
	Primerica Inc.	16,515	2,260
*	Credit Acceptance Corp.	3,945	2,171
	Pacific Premier Bancorp Inc.	53,901	1,905
	Cowen Inc. Class A	68,988	1,870
	Ares Management Corp. Class A	18,138	1,473
	Regional Management Corp.	30,062	1,460
*	Silvergate Capital Corp. Class A	9,404	1,416
*	Focus Financial Partners Inc. Class A	22,075	1,010
	Hanmi Financial Corp.	40,655	1,001
	Cohen & Steers Inc.	11,210	963
*	Donnelley Financial Solutions Inc.	28,521	949
*	Open Lending Corp. Class A	21,671	410
*	Palomar Holdings Inc.	5,555	355
	Western Alliance Bancorp	3,862	320
	Universal Insurance Holdings Inc.	21,700	293
	StepStone Group Inc. Class A	7,444	246
	Walker & Dunlop Inc.	1,699	220
*	LendingTree Inc.	1,578	189
	Waterstone Financial Inc.	9,350	181
	Origin Bancorp Inc.	3,989	169
	FactSet Research Systems Inc.	388	168
*	Texas Capital Bancshares Inc.	2,820	162
			73,081
Health Care (21.4%)
	STERIS plc	99,006	23,937
*	Merit Medical Systems Inc.	241,265	16,049
*	Syneos Health Inc.	173,871	14,075
*	Quidel Corp.	124,172	13,964
*	Hologic Inc.	148,078	11,375
*	HealthEquity Inc.	161,750	10,908
*	Henry Schein Inc.	124,838	10,885
*	AMN Healthcare Services Inc.	74,687	7,792
*	Charles River Laboratories International Inc.	27,414	7,785
*	Sotera Health Co.	354,648	7,682
*	Avantor Inc.	220,084	7,443
*	CareDx Inc.	197,297	7,298
*	Veracyte Inc.	256,406	7,069
	Bruker Corp.	101,538	6,529
*	Masimo Corp.	42,489	6,184
*	Nevro Corp.	85,415	6,178
	Chemed Corp.	11,877	6,016
*	Medpace Holdings Inc.	35,981	5,886
*	MEDNAX Inc.	247,986	5,823
*	Certara Inc.	259,255	5,569
*	CorVel Corp.	30,772	5,183
*	Omnicell Inc.	35,997	4,661
*	IQVIA Holdings Inc.	19,865	4,593
*	Relay Therapeutics Inc.	153,222	4,586
	Cooper Cos. Inc.	10,977	4,584
*	Tandem Diabetes Care Inc.	38,707	4,501
*	Sarepta Therapeutics Inc.	56,252	4,394
*	ABIOMED Inc.	13,261	4,393
*	Inspire Medical Systems Inc.	16,609	4,263
*	STAAR Surgical Co.	52,938	4,230
*	SpringWorks Therapeutics Inc.	72,813	4,110
*	Arvinas Inc.	60,489	4,071
*	Agios Pharmaceuticals Inc.	137,093	3,991
*	Ionis Pharmaceuticals Inc.	107,734	3,990

		Shares	Market Value ($000)
*	Shockwave Medical Inc.	18,176	3,769
*	Axogen Inc.	452,195	3,590
*	C4 Therapeutics Inc.	147,739	3,584
	Bio-Techne Corp.	8,116	3,515
*	Alkermes plc	126,357	3,324
*	Exact Sciences Corp.	47,178	3,299
*	Veeva Systems Inc. Class A	13,567	2,882
*	Tenet Healthcare Corp.	32,419	2,787
*	10X Genomics Inc. Class A	35,232	2,680
	West Pharmaceutical Services Inc.	6,493	2,667
*	Community Health Systems Inc.	220,479	2,617
*	Novavax Inc.	35,387	2,606
*	Heron Therapeutics Inc.	452,546	2,589
*	FibroGen Inc.	207,594	2,495
*	Cano Health Inc.	376,311	2,390
*	Molina Healthcare Inc.	6,463	2,156
	Encompass Health Corp.	30,005	2,134
*	Esperion Therapeutics Inc.	458,473	2,127
*	Apellis Pharmaceuticals Inc.	38,370	1,950
*	Amedisys Inc.	9,461	1,630
*	Maravai LifeSciences Holdings Inc. Class A	45,057	1,589
*,1	Clovis Oncology Inc.	778,681	1,573
*	Travere Thrapeutics Inc.	60,565	1,561
*	Privia Health Group Inc.	56,847	1,519
*	Glaukos Corp.	26,189	1,514
*	Exelixis Inc.	66,151	1,500
*	ACADIA Pharmaceuticals Inc.	59,729	1,447
	iRadimed Corp.	31,871	1,429
*	Theravance Biopharma Inc.	144,662	1,383
*	Spectrum Pharmaceuticals Inc.	1,051,770	1,357
*	Seres Therapeutics Inc.	181,610	1,293
*	iRhythm Technologies Inc.	8,199	1,291
*	Editas Medicine Inc. Class A	66,959	1,274
*	Cross Country Healthcare Inc.	55,378	1,200
*	PTC Therapeutics Inc.	31,774	1,185
*	Multiplan Corp.	236,675	1,108
*	ImmunoGen Inc.	226,995	1,080
*	Surmodics Inc.	23,469	1,064
*	Precision BioSciences Inc.	342,627	1,055
*	Figs Inc. Class A	48,819	1,051
*	CytomX Therapeutics Inc.	373,001	996
*	Inogen Inc.	30,682	995
*	Deciphera Pharmaceuticals Inc.	106,230	985
*	MacroGenics Inc.	111,566	983
*	Codexis Inc.	46,441	958
*	Agenus Inc.	385,986	949
*	Biohaven Pharmaceutical Holding Co. Ltd.	7,786	923
*	Puma Biotechnology Inc.	312,316	899
*	Atara Biotherapeutics Inc.	96,651	898
*	Repligen Corp.	4,714	887
*	Voyager Therapeutics Inc.	116,186	885
	Select Medical Holdings Corp.	36,147	867
*	AtriCure Inc.	13,061	858
*	Vir Biotechnology Inc.	32,767	843
*	Affimed NV	192,187	840
*,1	Intercept Pharmaceuticals Inc.	44,769	728
*	Bioventus Inc. Class A	50,918	718
	US Physical Therapy Inc.	7,183	714

		Shares	Market Value ($000)
*	Tabula Rasa HealthCare Inc.	115,717	667
*	Alector Inc.	46,695	665
*,1	Innovage Holding Corp.	101,308	650
*	Senseonics Holdings Inc.	312,263	615
*	Fate Therapeutics Inc.	15,751	611
*	Ovid therapeutics Inc.	193,033	606
*,1	Omeros Corp.	100,501	604
*,1	AirSculpt Technologies Inc.	41,268	565
*	Radius Health Inc.	60,769	537
*	Joint Corp.	14,789	523
*	Pieris Pharmaceuticals Inc.	170,392	516
*	Fortress Biotech Inc.	360,734	491
*	Natera Inc.	11,505	468
*	Option Care Health Inc.	15,971	456
*	Kiniksa Pharmaceuticals Ltd. Class A	44,598	443
*	Karyopharm Therapeutics Inc.	59,703	440
*	ViewRay Inc.	110,599	434
*	Akebia Therapeutics Inc.	569,202	409
*	Intellia Therapeutics Inc.	5,499	400
*	Harpoon Therapeutics Inc.	79,737	396
*	Epizyme Inc.	341,821	393
*	Beam Therapeutics Inc.	6,824	391
*	Molecular Templates Inc.	112,801	389
*	Co-Diagnostics Inc.	60,375	373
*	Selecta Biosciences Inc.	292,889	360
*	Ultragenyx Pharmaceutical Inc.	4,704	342
*	Minerva Neurosciences Inc.	406,946	338
*	Agiliti Inc.	14,835	313
*	Sangamo Therapeutics Inc.	52,673	306
*	Infinity Pharmaceuticals Inc.	265,397	303
*	Reata Pharmaceuticals Inc. Class A	9,150	300
*	ChemoCentryx Inc.	11,090	278
*	Aveanna Healthcare Holdings Inc.	80,793	275
*,1	TherapeuticsMD Inc.	693,298	263
*	Cortexyme Inc.	42,208	261
*	Sientra Inc.	115,370	256
*	Accuray Inc.	74,516	247
*,1	Sesen Bio Inc.	401,932	242
*	Jounce Therapeutics Inc.	33,807	230
*	Treace Medical Concepts Inc.	11,768	223
*	Assembly Biosciences Inc.	106,916	220
*	Catalent Inc.	1,962	218
*	Talis Biomedical Corp.	154,853	218
*	Syros Pharmaceuticals Inc.	178,695	213
*	Homology Medicines Inc.	66,289	201
*	Seelos Therapeutics Inc.	232,893	195
*	9 Meters Biopharma Inc.	318,323	191
*	Retractable Technologies Inc.	39,875	189
*	PAVmed Inc.	136,903	181
*	Organogenesis Holdings Inc. Class A	23,657	180
*	MiMedx Group Inc.	38,064	179
*	MEI Pharma Inc.	295,582	178
*	Stereotaxis Inc.	46,758	174
*	Cardiovascular Systems Inc.	7,624	172
*	Avalo Therapeutics Inc.	237,319	172
*	Chimerix Inc.	37,165	170
*	Athenex Inc.	202,067	168
*	Bluebird Bio Inc.	34,228	166

		Shares	Market Value ($000)
	PerkinElmer Inc.	924	161
*,1	Aquestive Therapeutics Inc.	55,778	146
*	WaVe Life Sciences Ltd.	69,535	139
*	Gritstone bio Inc.	33,605	138
*	Personalis Inc.	14,975	123
*	Precigen Inc.	56,843	120
*	Viemed Healthcare Inc.	21,005	105
*	Kaleido Biosciences Inc.	45,818	76
*	CytoSorbents Corp.	23,517	75
*	Durect Corp.	92,762	62
			368,296
Industrials (20.2%)
	Matson Inc.	198,491	23,942
*	Sensata Technologies Holding plc	449,748	22,870
	Ritchie Bros Auctioneers Inc.	329,822	19,469
*	Generac Holdings Inc.	51,195	15,218
*	TriNet Group Inc.	148,407	14,597
	CH Robinson Worldwide Inc.	130,860	14,095
	Tennant Co.	160,044	12,611
*	Kirby Corp.	171,674	12,393
*	ACV Auctions Inc. Class A	828,110	12,264
*	Clean Harbors Inc.	106,764	11,919
*	Middleby Corp.	64,636	10,596
	Forward Air Corp.	105,286	10,295
	Robert Half International Inc.	73,949	8,444
*	Alight Inc. Class A	809,867	8,058
	ABM Industries Inc.	150,102	6,911
*	Cimpress plc	104,514	6,646
*	Atkore Inc.	63,274	6,229
*	Sterling Check Corp.	220,914	5,839
	AGCO Corp.	38,662	5,646
	Kforce Inc.	75,978	5,620
	EMCOR Group Inc.	44,170	4,975
	Allison Transmission Holdings Inc.	126,317	4,959
*	Saia Inc.	20,170	4,918
	Mueller Industries Inc.	89,564	4,852
	UFP Industries Inc.	62,627	4,832
	GrafTech International Ltd.	497,516	4,786
	Allegion plc	42,953	4,715
	Boise Cascade Co.	66,238	4,602
	John Bean Technologies Corp.	37,782	4,476
	Hillenbrand Inc.	96,250	4,251
	Toro Co.	48,551	4,151
	Woodward Inc.	32,708	4,086
	Terex Corp.	103,732	3,699
*	GMS Inc.	73,764	3,671
	Landstar System Inc.	20,471	3,088
	Heidrick & Struggles International Inc.	77,724	3,076
	Heartland Express Inc.	208,357	2,932
	Applied Industrial Technologies Inc.	27,811	2,855
	Lincoln Electric Holdings Inc.	20,275	2,794
*	Titan International Inc.	182,424	2,687
	Graco Inc.	32,749	2,283
	Exponent Inc.	20,532	2,219
	Tetra Tech Inc.	12,967	2,139
	Watts Water Technologies Inc. Class A	14,418	2,013
	Herc Holdings Inc.	10,428	1,742
*	Masonite International Corp.	17,201	1,530

		Shares	Market Value ($000)
	Insteel Industries Inc.	40,854	1,511
*	Axon Enterprise Inc.	10,424	1,436
*	AZEK Co. Inc. Class A	55,493	1,378
*	Forrester Research Inc.	23,578	1,330
	Fortune Brands Home & Security Inc.	17,676	1,313
*	Daseke Inc.	122,897	1,238
*	ASGN Inc.	9,342	1,090
*	Heritage-Crystal Clean Inc.	35,503	1,051
	Simpson Manufacturing Co. Inc.	9,425	1,028
*	MYR Group Inc.	10,676	1,004
*	XPO Logistics Inc.	13,242	964
	CRA International Inc.	9,161	772
*	Vicor Corp.	10,437	736
*	Franklin Covey Co.	14,461	654
*	Yellow Corp.	91,662	643
*	BlueLinx Holdings Inc.	7,315	526
*	GXO Logistics Inc.	6,771	483
	Interface Inc. Class A	34,547	469
	Donaldson Co. Inc.	8,876	461
*,1	Virgin Galactic Holdings Inc.	45,683	451
*	Hireright Holdings Corp.	22,883	391
	H&E Equipment Services Inc.	8,364	364
*	Sterling Construction Co. Inc.	13,230	355
	Nordson Corp.	1,190	270
*	Plug Power Inc.	9,311	266
	Booz Allen Hamilton Holding Corp. Class A	2,958	260
	Franklin Electric Co. Inc.	2,743	228
	Aris Water Solution Inc. Class A	12,490	227
*	SP Plus Corp.	7,175	225
	Global Industrial Co.	4,712	152
			347,269
Information Technology (24.0%)
*	ON Semiconductor Corp.	464,133	29,059
*	Zendesk Inc.	186,965	22,490
*,1	GLOBALFOUNDRIES Inc.	217,559	13,580
*	8x8 Inc.	1,006,459	12,671
*	Trimble Inc.	170,486	12,299
*	MongoDB Inc. Class A	24,770	10,988
*	Euronet Worldwide Inc.	74,722	9,725
*	Mimecast Ltd.	121,667	9,680
*	Smartsheet Inc. Class A	174,531	9,561
*	Momentive Global Inc.	583,956	9,495
*	Fair Isaac Corp.	19,246	8,978
*	New Relic Inc.	126,621	8,468
*	Enphase Energy Inc.	38,276	7,723
*	Tenable Holdings Inc.	127,127	7,347
*	Pure Storage Inc. Class A	205,834	7,268
	Jabil Inc.	115,387	7,123
*	N-able Inc.	776,553	7,067
*	Dropbox Inc. Class A	292,984	6,812
*	Manhattan Associates Inc.	47,316	6,563
*	Nutanix Inc. Class A	234,608	6,292
*	Monday.com Ltd.	37,589	5,942
*	DocuSign Inc. Class A	54,292	5,816
*	Sumo Logic Inc.	494,575	5,772
*	KnowBe4 Inc. Class A	248,537	5,721
*	Teradata Corp.	114,397	5,639
*	Axcelis Technologies Inc.	73,287	5,535

		Shares	Market Value ($000)
*	Anaplan Inc.	81,544	5,304
*	Cadence Design Systems Inc.	30,947	5,090
	CDW Corp.	27,293	4,882
*	Mandiant Inc.	216,500	4,830
*	Elastic NV	50,573	4,499
*	Extreme Networks Inc.	363,142	4,434
*	Box Inc. Class A	150,906	4,385
*	Alpha & Omega Semiconductor Ltd.	80,204	4,383
*	Consensus Cloud Solutions Inc.	71,193	4,281
*	CommScope Holding Co. Inc.	511,153	4,028
	Monolithic Power Systems Inc.	8,185	3,975
	Belden Inc.	68,519	3,796
*	Globant SA	14,362	3,764
*	ChannelAdvisor Corp.	225,759	3,741
*	Atlassian Corp. plc Class A	12,696	3,730
	TTEC Holdings Inc.	43,480	3,588
	Amkor Technology Inc.	159,214	3,458
*	Domo Inc. Class B	68,271	3,452
*	MaxLinear Inc.	55,902	3,262
*	Paylocity Holding Corp.	14,929	3,072
*	Diodes Inc.	35,229	3,065
*	CommVault Systems Inc.	46,184	3,064
*	Workiva Inc. Class A	25,950	3,062
*	Dynatrace Inc.	61,345	2,889
*	Bill.Com Holdings Inc.	11,823	2,681
*	FormFactor Inc.	62,830	2,641
	A10 Networks Inc.	187,353	2,614
*	Allegro MicroSystems Inc.	92,042	2,614
*	Alarm.com Holdings Inc.	38,945	2,588
*	PTC Inc.	23,227	2,502
*	Everbridge Inc.	56,632	2,471
*	EPAM Systems Inc.	8,319	2,468
	CDK Global Inc.	49,784	2,424
*	International Money Express Inc.	107,904	2,224
	MKS Instruments Inc.	13,785	2,068
*	Sprout Social Inc. Class A	25,758	2,064
*	Lattice Semiconductor Corp.	33,734	2,056
*	eGain Corp.	177,163	2,052
	CSG Systems International Inc.	31,650	2,012
*	SMART Global Holdings Inc.	75,986	1,963
*	Unisys Corp.	82,618	1,785
*	Aspen Technology Inc.	10,279	1,700
*	Benefitfocus Inc.	132,251	1,669
*	Agilysys Inc.	41,556	1,657
*	Ambarella Inc.	14,759	1,549
*	Ultra Clean Holdings Inc.	35,321	1,497
	Kulicke & Soffa Industries Inc.	25,999	1,456
*	Yext Inc.	204,422	1,408
	Entegris Inc.	10,620	1,394
*	Brightcove Inc.	177,679	1,386
*	Digital Turbine Inc.	31,428	1,377
*	SiTime Corp.	5,456	1,352
*	Avaya Holdings Corp.	105,695	1,339
*	Varonis Systems Inc. Class B	25,913	1,232
*	LiveRamp Holdings Inc.	23,161	866
*	Cohu Inc.	28,221	835
*	Eastman Kodak Co.	111,077	728
*	Cognyte Software Ltd.	62,435	706

		Shares	Market Value ($000)
*	Upland Software Inc.	37,477	660
*	Diebold Nixdorf Inc.	96,296	648
*	ePlus Inc.	11,180	627
*	Arlo Technologies Inc.	67,389	597
*	Perficient Inc.	5,179	570
*	ExlService Holdings Inc.	3,737	535
*	DigitalOcean Holdings Inc.	9,183	531
*	Ichor Holdings Ltd.	13,249	472
*	Asana Inc. Class A	10,246	410
*	Veritone Inc.	21,208	388
*	PFSweb Inc.	33,740	386
*	Five9 Inc.	2,776	307
*	CalAmp Corp.	41,694	305
*	BigCommerce Holdings Inc. Series 1	13,666	299
*	Velodyne Lidar Inc.	112,203	287
*	Cambium Networks Corp.	11,018	260
*	Kaltura Inc.	130,995	235
*	Appian Corp. Class A	3,853	234
*	Informatica Inc. Class A	11,469	226
*	Rimini Street Inc.	37,892	220
*	Sanmina Corp.	4,809	194
*	SPS Commerce Inc.	1,373	180
*	Viant Technology Inc. Class A	27,258	179
*	LivePerson Inc.	6,937	169
*	EMCORE Corp.	44,783	166
*	Casa Systems Inc.	35,696	161
*	MicroStrategy Inc. Class A	328	160
			412,432
Materials (2.1%)
	Graphic Packaging Holding Co.	347,339	6,961
	Westlake Corp.	42,968	5,302
	Louisiana-Pacific Corp.	73,423	4,561
	Steel Dynamics Inc.	50,448	4,209
	Olin Corp.	80,449	4,206
	Warrior Met Coal Inc.	74,166	2,752
*	O-I Glass Inc.	198,127	2,611
	Schnitzer Steel Industries Inc. Class A	32,186	1,672
	Chemours Co.	44,962	1,415
	Myers Industries Inc.	57,692	1,246
	Balchem Corp.	2,856	391
	Koppers Holdings Inc.	5,786	159
			35,485
Other (0.1%)
[1]	Starry Group Holdings Inc.	250,134	2,066
Real Estate (1.5%)
	Lamar Advertising Co. Class A	43,473	5,051
	National Storage Affiliates Trust	65,392	4,104
	Necessity Retail REIT Inc.	433,635	3,430
	Phillips Edison & Co. Inc.	74,095	2,548
	Universal Health Realty Income Trust	41,070	2,397
	Iron Mountain Inc.	37,403	2,073
	Alexander's Inc.	6,649	1,704
	EastGroup Properties Inc.	5,595	1,137
	PS Business Parks Inc.	5,896	991
	UMH Properties Inc.	35,214	866
	Douglas Elliman Inc.	88,304	645
*	Redfin Corp.	19,664	355

		Shares	Market Value ($000)
	eXp World Holdings Inc.	9,465	200
	CatchMark Timber Trust Inc. Class A	21,014	172
	RMR Group Inc. Class A	5,257	163
			25,836
Utilities (0.2%)
	Brookfield Infrastructure Corp. Class A (XNYS)	26,256	1,981
	NRG Energy Inc.	11,481	440
	Otter Tail Corp.	4,011	251
*	Pure Cycle Corp.	15,719	189
			2,861
Total Common Stocks (Cost $1,638,000)			1,648,092
Preferred Stock (0.0%)
*,1,2	Meta Material Inc. Preference Shares (Cost $56)	37,855	46
Temporary Cash Investments (5.1%)
Money Market Fund (5.1%)
[3,4]	Vanguard Market Liquidity Fund, 0.312% (Cost $87,344)	873,501	87,341
Total Investments (101.1%) (Cost $1,725,400)			1,735,479
Other Assets and Liabilities—Net (-1.1%)			(19,056)
Net Assets (100%)			1,716,423
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $17,515,000.
2	Perpetual security with no stated maturity date.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $19,697,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2022	342	35,335	1,319
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2022, 100% of the market value of the portfolio’s investments and derivatives was determined based on Level 1 inputs.